UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22369

Western Asset Mortgage Defined Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

FORM N-Q

MARCH 31, 2014

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Residential Mortgage-Backed Securities - 130.0%
ABFS Mortgage Loan Trust, 2002-3 M1	5.902%	9/15/33	$1,317,050	$1,033,170
Accredited Mortgage Loan Trust, 2003-3 A1	5.210%	1/25/34	1,427,621	1,392,093
ACE Securities Corp., 2003-NC1 M2	3.004%	7/25/33	345,593	229,510	(a)
AFC Home Equity Loan Trust, 2003-3 1A	0.904%	10/25/30	2,447,310	2,118,580	(a)(b)
American Home Mortgage Assets, 2005-2 2A1A	3.005%	1/25/36	1,961,422	1,374,749	(a)(c)
American Home Mortgage Assets, 2006-4 1A12	0.364%	10/25/46	2,799,373	1,823,142	(a)(c)
American Home Mortgage Investment Trust, 2005-1 6A	2.330%	6/25/45	134,820	131,154	(a)(c)
American Home Mortgage Investment Trust, 2005-SD1 1A1	0.604%	9/25/35	385,570	248,102	(a)(b)(c)
American Home Mortgage Investment Trust, 2007-2 11A1	0.384%	3/25/47	1,447,617	924,919	(a)(c)
American Home Mortgage Investment Trust, 2007-2 2A	0.954%	3/25/47	13,532,991	1,897,555	(a)
American Home Mortgage Investment Trust, 2007-A 4A	0.604%	7/25/46	2,803,929	1,018,035	(a)(b)
Ameriquest Mortgage Securities Inc., 2002-4 M3	5.404%	2/25/33	2,122,070	1,826,042	(a)
Ameriquest Mortgage Securities Inc., 2002-D M1	3.904%	2/25/33	2,220,000	1,661,250	(a)
Argent Securities Inc., 2005-W5 A2D	0.474%	1/25/36	4,670,997	3,150,830	(a)
Argent Securities Inc., 2006-M2 A2B	0.264%	9/25/36	3,041,541	1,202,463	(a)
Argent Securities Inc., 2006-M2 A2C	0.304%	9/25/36	2,690,145	1,067,222	(a)
Argent Securities Inc., 2006-M2 A2D	0.394%	9/25/36	710,009	283,835	(a)
Argent Securities Inc., 2006-M3 A2C	0.314%	10/25/36	4,384,976	1,977,322	(a)
ARM Trust, 2005-05 1A1	2.659%	9/25/35	362,604	292,541	(a)(c)
ARM Trust, 2005-07 2A21	2.662%	10/25/35	1,040,000	942,171	(a)(c)
ARM Trust, 2005-10 1A21	2.701%	1/25/36	516,395	453,899	(a)(c)
ARM Trust, 2005-12 5A1	0.404%	3/25/36	464,996	309,870	(a)(c)
Asset-Backed Funding Certificates, 2005-HE1 M2	0.814%	3/25/35	2,730,567	2,013,547	(a)
Banc of America Alternative Loan Trust, 2005-9 1CB5, IO	4.946%	10/25/35	8,168,044	1,102,943	(a)
Banc of America Funding Corp., 2004-B 6A1	2.350%	12/20/34	725,553	505,183	(a)(c)
Banc of America Funding Corp., 2004-C 3A1	2.824%	12/20/34	999,886	940,674	(a)(c)
Banc of America Funding Corp., 2006-D 2A1	2.748%	5/20/36	145,249	105,695	(a)(c)
Banc of America Funding Corp., 2006-D 6A1	5.046%	5/20/36	1,845,219	1,565,260	(a)(c)
Banc of America Funding Corp., 2006-F 1A1	2.609%	7/20/36	816,486	809,664	(a)(c)
Banc of America Funding Corp., 2006-H 3A1	2.879%	9/20/46	214,464	172,478	(a)(c)
Banc of America Funding Corp., 2007-A 2A1	0.317%	2/20/47	398,027	351,744	(a)(c)
Bayview Financial Acquisition Trust, 2007-A 2A	0.503%	5/28/37	1,939,948	1,453,498	(a)(c)
Bayview Financial Asset Trust, 2007-SR1A M1	0.954%	3/25/37	4,652,890	3,861,898	(a)(b)
Bayview Financial Asset Trust, 2007-SR1A M2	1.054%	3/25/37	5,664,709	4,588,414	(a)(b)
Bayview Financial Asset Trust, 2007-SR1A M3	1.304%	3/25/37	2,566,475	1,847,862	(a)(b)
Bayview Financial Asset Trust, 2007-SR1A M4	1.654%	3/25/37	553,915	354,506	(a)(b)
BCAP LLC Trust, 2009-RR4 8A2	2.940%	9/26/35	2,492,809	1,752,165	(a)(b)(c)
BCAP LLC Trust, 2010-RR06 4A13	2.939%	9/26/35	2,041,173	1,450,272	(a)(b)(c)
BCAP LLC Trust, 2010-RR10 2A7	2.496%	12/27/34	5,054,762	3,249,464	(a)(b)(c)
BCAP LLC Trust, 2012-RR2 5A15	6.620%	2/26/36	3,250,000	3,040,758	(a)(b)(c)
Bear Stearns Alt-A Trust, 2005-2 2A4	2.621%	4/25/35	225,326	216,639	(a)(c)
Bear Stearns Alt-A Trust, 2005-3 4A3	2.416%	4/25/35	456,722	435,315	(a)(c)
Bear Stearns Alt-A Trust, 2005-9 25A1	2.445%	11/25/35	550,925	443,690	(a)(c)
Bear Stearns Alt-A Trust, 2006-2 23A1	2.610%	3/25/36	2,038,732	1,448,026	(a)(c)
Bear Stearns Asset-Backed Securities Trust, 2003-SD2 1A	3.580%	6/25/43	89,132	88,527	(a)
Bear Stearns Asset-Backed Securities Trust, 2005-CL1 A1	0.654%	9/25/34	162,082	155,226	(a)
Bear Stearns Asset-Backed Securities Trust, 2007-HE2 1A2	0.324%	3/25/37	2,584,462	2,194,105	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Residential Mortgage-Backed Securities - 130.0% (continued)
Bear Stearns Mortgage Funding Trust, 2007-AR5 2A1	0.334%	6/25/37	$2,498,723	$2,114,634	(a)(c)
Centex Home Equity Loan Trust, 2004-D MV1	0.774%	9/25/34	1,552,128	1,374,757	(a)
Chase Mortgage Finance Corp., 2005-A2 1A5	2.514%	1/25/36	2,441,053	2,257,501	(a)(c)
Chase Mortgage Finance Corp., 2006-S3 2A1	5.500%	11/25/21	351,991	308,240	(c)
Chaseflex Trust, 2005-2 3A3, IO	5.346%	6/25/35	16,863,314	2,451,783	(a)
Chevy Chase Mortgage Funding Corp., 2004-4A A2	0.444%	10/25/35	1,528,662	1,410,380	(a)(b)(c)
Chevy Chase Mortgage Funding Corp., 2005-2A A1	0.334%	5/25/36	2,179,749	1,864,025	(a)(b)(c)
Chevy Chase Mortgage Funding Corp., 2006-2A A1	0.284%	4/25/47	287,544	213,992	(a)(b)(c)
Citicorp Mortgage Securities Inc., 2007-8 B1	5.945%	9/25/37	4,788,736	2,629,720	(a)
Citigroup Mortgage Loan Trust Inc., 2003-HE4 A	0.564%	12/25/33	82,890	82,766	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2004-HYB3 1A	2.675%	9/25/34	227,319	230,995	(a)(c)
Citigroup Mortgage Loan Trust Inc., 2004-UST1 A2	2.165%	8/25/34	138,733	135,274	(a)(c)
Citigroup Mortgage Loan Trust Inc., 2005-05	1.592%	8/25/35	294,896	223,770	(a)(c)
Citigroup Mortgage Loan Trust Inc., 2005-10 1A1A	2.784%	12/25/35	419,441	321,140	(a)(c)
Citigroup Mortgage Loan Trust Inc., 2006-AR5 2A1A	2.706%	7/25/36	724,502	458,136	(a)(c)
Citigroup Mortgage Loan Trust Inc., 2007-06 1A1A	2.149%	3/25/37	545,495	370,117	(a)(c)
Citigroup Mortgage Loan Trust Inc., 2007-AR8 1A1A	2.706%	8/25/47	578,825	463,924	(a)(c)
Connecticut Avenue Securities, 2013-C01 M2	5.404%	10/25/23	2,610,000	2,911,638	(a)(c)
Countrywide Alternative Loan Trust, 2003-10CB M	5.657%	5/25/33	3,117,664	2,380,807	(a)(c)
Countrywide Alternative Loan Trust, 2005-03CB 1A6, IO	6.996%	3/25/35	971,766	173,534	(a)
Countrywide Alternative Loan Trust, 2005-07CB 1A3, IO	6.446%	4/25/35	2,520,888	289,876	(a)
Countrywide Alternative Loan Trust, 2005-11CB 3A3, IO	4.846%	6/25/35	4,833,410	601,001	(a)
Countrywide Alternative Loan Trust, 2005-14 3A1	2.359%	5/25/35	488,413	333,210	(a)(c)
Countrywide Alternative Loan Trust, 2005-27 2A1	1.479%	8/25/35	3,614,359	2,769,058	(a)(c)
Countrywide Alternative Loan Trust, 2005-27 2A3	1.689%	8/25/35	2,905,592	2,470,000	(a)(c)
Countrywide Alternative Loan Trust, 2005-36 4A1	2.585%	8/25/35	1,204,398	1,025,047	(a)(c)
Countrywide Alternative Loan Trust, 2005-50CB 1A1	5.500%	11/25/35	670,266	611,000
Countrywide Alternative Loan Trust, 2005-J04 M2	0.794%	7/25/35	3,978,056	3,393,345	(a)
Countrywide Alternative Loan Trust, 2005-J10 1A1	0.654%	10/25/35	305,036	231,288	(a)(c)
Countrywide Alternative Loan Trust, 2006-HY10 1A1	2.185%	5/25/36	918,643	705,451	(a)(c)
Countrywide Alternative Loan Trust, 2006-J8 A5	6.000%	2/25/37	189,682	149,651	(c)
Countrywide Alternative Loan Trust, 2007-23CB A4, IO	6.346%	9/25/37	13,440,191	2,963,354	(a)
Countrywide Alternative Loan Trust, 2007-3T1 2A1	6.000%	3/25/27	770,334	720,987	(c)
Countrywide Asset-Backed Certificates, 2005-13 3AV4	0.494%	4/25/36	814,320	708,675	(a)
Countrywide Asset-Backed Certificates, 2006-S3 A2	6.085%	6/25/21	262,296	305,329	(c)
Countrywide Asset-Backed Certificates, 2006-S7 A3	5.712%	11/25/35	693,640	659,983	(a)(c)
Countrywide Asset-Backed Certificates, 2006-S9 A3	5.728%	8/25/36	276,855	270,633	(a)(c)
Countrywide Asset-Backed Certificates, 2006-SD2 1A1	0.504%	5/25/46	270,862	256,377	(a)(b)
Countrywide Asset-Backed Certificates, 2006-SD3 A1	0.484%	7/25/36	1,959,126	1,454,093	(a)(b)
Countrywide Asset-Backed Certificates, 2007-8 M1	0.424%	11/25/37	9,000,000	144,410	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Residential Mortgage-Backed Securities - 130.0% (continued)
Countrywide Asset-Backed Certificates, 2007-SE1 1A1	0.704%	5/25/47	$1,215,753	$624,661	(a)(b)
Countrywide Home Equity Loan Trust, 2004-L 2A	0.435%	2/15/34	156,877	129,300	(a)(c)
Countrywide Home Equity Loan Trust, 2005-E 2A	0.375%	11/15/35	220,852	183,624	(a)(c)
Countrywide Home Loans, 2004-16 1A3A	0.914%	9/25/34	1,623,462	1,547,736	(a)(c)
Countrywide Home Loans, 2005-11 3A3	2.556%	4/25/35	955,518	703,770	(a)(c)
Countrywide Home Loans, 2005-11 6A1	0.754%	3/25/35	81,797	72,735	(a)(c)
Countrywide Home Loans, 2005-18 A7	19.101%	10/25/35	52,143	66,223	(a)(c)
Countrywide Home Loans, 2005-HYB7 1A1	2.911%	11/20/35	1,132,814	904,626	(a)(c)
Countrywide Home Loans, 2005-HYB9 1A1	2.423%	2/20/36	346,405	284,315	(a)(c)
Countrywide Home Loans, 2005-R2 1AF2	0.494%	6/25/35	1,494,379	1,076,029	(a)(b)
Countrywide Home Loans, 2006-HYB4 3B	2.573%	6/20/36	1,707,051	1,397,182	(a)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2004-23 A	2.380%	11/25/34	384,445	317,851	(a)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-02 2A1	0.474%	3/25/35	163,388	145,245	(a)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-07 2A1	0.774%	3/25/35	359,852	321,359	(a)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1	0.454%	5/25/35	205,157	177,610	(a)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-HY10 1A1	3.021%	2/20/36	363,403	306,885	(a)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-HYB6 1A1	2.425%	10/20/35	1,285,515	1,007,359	(a)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R1 1AF1	0.514%	3/25/35	802,836	715,949	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R2 2A3	8.000%	6/25/35	176,496	186,270	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2006-3 2A1	0.404%	3/25/36	747,367	633,794	(a)(c)
Credit Suisse First Boston Mortgage Securities Corp., 2001-28 1A1	0.804%	11/25/31	91,302	80,330	(a)
Credit Suisse First Boston Mortgage Securities Corp., 2005-10 03A3	5.500%	11/25/35	883,390	778,330	(c)
Credit Suisse Mortgage Capital Certificates, 2006-8 2A1	5.500%	10/25/21	1,408,215	1,359,493	(c)
Credit Suisse Mortgage Capital Certificates, 2009-5R 2A3	2.391%	7/26/49	4,000,000	3,111,472	(a)(b)(c)
Credit-Based Asset Servicing and Securitization LLC, 2003-RP1 M1	1.704%	3/25/33	2,557,812	2,431,776	(a)(b)
Credit-Based Asset Servicing and Securitization LLC, 2005-CB4 M1	0.574%	7/25/35	2,000,000	1,865,376	(a)
Credit-Based Asset Servicing and Securitization LLC, 2006-SL1 A3	0.594%	9/25/36	4,904,865	1,152,977	(a)(b)
Credit-Based Asset Servicing and Securitization LLC, 2007-SP1 A4	6.020%	12/25/37	2,587,000	2,772,736	(b)
Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 2005-AR2 3A1	2.567%	10/25/35	1,925,366	1,406,480	(a)(c)
Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 2006-AR1 2A1	2.872%	2/25/36	410,610	309,422	(a)(c)
Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 2007-1 2A1	0.254%	8/25/37	545,852	382,757	(a)(c)
Downey Savings & Loan Association Mortgage Loan Trust, 2005-AR1 2A1B	0.476%	3/19/45	1,999,190	1,213,328	(a)(c)
Downey Savings & Loan Association Mortgage Loan Trust, 2005-AR2 2A1A	0.366%	3/19/45	575,565	529,355	(a)(c)
EMC Mortgage Loan Trust, 2002-AA A1	1.094%	5/25/39	182,462	173,473	(a)(b)
EMC Mortgage Loan Trust, 2006-A A1	0.604%	12/25/42	1,321,365	1,241,257	(a)(b)
Federal National Mortgage Association (FNMA), 2012-134, IO	5.996%	12/25/42	6,819,932	1,403,865	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Residential Mortgage-Backed Securities - 130.0% (continued)
First Horizon Alternative Mortgage Securities, 2005-AA6 3A1	2.208%	8/25/35	$1,511,863	$1,362,982	(a)(c)
First Horizon Alternative Mortgage Securities, 2006-FA6 2A1, PAC-11	6.250%	11/25/36	228,888	200,642	(c)
First Horizon Alternative Mortgage Securities, 2006-FA8 1A8	0.524%	2/25/37	525,400	343,097	(a)(c)
First Horizon Mortgage Pass-Through Trust, 2005-AR4 2A1	2.583%	10/25/35	930,425	823,509	(a)(c)
First Republic Mortgage Loan Trust, 2000-FRB2 A1	0.655%	11/15/30	317,870	324,951	(a)(c)
Fremont Home Loan Trust, 2006-B 2A2	0.254%	8/25/36	860,470	344,250	(a)
Fremont Home Loan Trust, 2006-B 2A4	0.394%	8/25/36	1,039,791	426,182	(a)
Government National Mortgage Association (GNMA), 2013-010 AI, IO	3.500%	1/20/43	4,259,422	986,054	(d)
Green Tree Mortgage Loan Trust, 2005-HE1 M6	1.504%	12/25/32	1,220,347	1,058,012	(a)(b)
Greenpoint Mortgage Funding Trust, 2005-AR4 A1	0.414%	10/25/45	750,661	681,259	(a)(c)
Greenpoint Mortgage Funding Trust, 2006-AR3 4A1	0.364%	4/25/36	4,330,283	3,328,649	(a)(c)
GreenPoint Mortgage Funding Trust, 2006-AR6 A4	0.494%	10/25/46	5,987,784	2,648,828	(a)
GSAA Home Equity Trust, 2005-R1 1A2, IO	4.846%	4/25/35	5,341,621	564,209	(a)(b)(e)
GSAMP Trust, 2004-SEA2 M2	1.404%	3/25/34	6,200,000	5,605,017	(a)
GSAMP Trust, 2007-FM1 A2C	0.324%	12/25/36	2,205,468	1,163,327	(a)(c)
GSAMP Trust, 2007-FM1 A2D	0.404%	12/25/36	3,642,226	1,961,564	(a)(c)
GSMPS Mortgage Loan Trust, 2001-2 A	7.500%	6/19/32	799,650	845,164	(a)(b)
GSMPS Mortgage Loan Trust, 2004-4 2A1	3.319%	6/25/34	311,894	285,171	(a)(b)
GSMPS Mortgage Loan Trust, 2005-LT1 A1	0.614%	2/25/35	236,669	206,612	(a)(b)(c)(e)
GSMPS Mortgage Loan Trust, 2005-RP1 1A3	8.000%	1/25/35	183,008	195,390	(b)
GSMPS Mortgage Loan Trust, 2005-RP1 1A4	8.500%	1/25/35	127,012	138,392	(b)
GSMPS Mortgage Loan Trust, 2005-RP1 1AF	0.504%	1/25/35	382,273	324,087	(a)(b)(c)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	695,041	703,819	(b)
GSMPS Mortgage Loan Trust, 2006-RP1 1A3	8.000%	1/25/36	127,261	133,420	(b)
GSR Mortgage Loan Trust, 2005-AR4 2A1	2.854%	7/25/35	525,566	429,918	(a)(c)
GSR Mortgage Loan Trust, 2005-AR5 1A1	2.721%	10/25/35	215,802	191,811	(a)(c)
GSR Mortgage Loan Trust, 2006-09F 5A2, IO	6.396%	10/25/36	1,053,416	222,851	(a)
GSR Mortgage Loan Trust, 2006-10F 4A2, IO	6.496%	1/25/37	1,944,972	432,068	(a)
GSRPM Mortgage Loan Trust, 2007-1 A	0.554%	10/25/46	2,554,699	1,889,044	(a)(b)
HarborView Mortgage Loan Trust, 2006-02	2.687%	2/25/36	70,386	55,717	(a)(c)
Home Equity Mortgage Trust, 2006-1 A3	0.654%	5/25/36	3,500,000	359,462	(a)
Homestar Mortgage Acceptance Corp., 2004-1 M1	0.949%	3/25/34	2,668,018	2,291,316	(a)(c)
Homestar Mortgage Acceptance Corp., 2004-3 M3	1.754%	7/25/34	683,956	498,687	(a)(c)
Homestar Mortgage Acceptance Corp., 2004-6 M4	1.354%	1/25/35	2,448,000	2,094,854	(a)(c)
HSI Asset Loan Obligation Trust, 2007-AR1 4A1	5.032%	1/25/37	424,172	364,057	(a)(c)
IMC Home Equity Loan Trust, 1998-1 A5	7.450%	6/20/29	1,447,374	1,475,861
Impac CMB Trust, 2004-8 1A	0.874%	10/25/34	691,721	602,335	(a)(c)
IMPAC Secured Assets Corp., 2004-4 M1	0.664%	2/25/35	2,340,000	2,027,367	(a)(c)
IMPAC Secured Assets Corp., 2007-1 A2	0.314%	3/25/37	853,394	677,465	(a)(c)
Indymac Home Equity Loan Asset-Backed Trust, 2001-A	0.414%	3/25/31	113,585	94,534	(a)
Indymac INDA Mortgage Loan Trust, 2005-AR2 1A1	2.621%	1/25/36	208,131	196,844	(a)(c)
Indymac INDB Mortgage Loan Trust, 2005-1 A1	0.454%	11/25/35	2,114,209	1,283,511	(a)
Indymac Index Mortgage Loan Trust, 2004-AR13 1A1	2.569%	1/25/35	143,905	135,641	(a)(c)
Indymac Index Mortgage Loan Trust, 2004-AR15 1A1	2.528%	2/25/35	220,793	187,213	(a)(c)
Indymac Index Mortgage Loan Trust, 2005-AR15 A2	4.608%	9/25/35	169,347	151,332	(a)(c)
Indymac Index Mortgage Loan Trust, 2006-AR07 5A1	2.762%	5/25/36	666,336	535,370	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Residential Mortgage-Backed Securities - 130.0% (continued)
Indymac Index Mortgage Loan Trust, 2006-AR09 3A3	4.532%	6/25/36	$1,003,866	$963,843	(a)(c)
Indymac Index Mortgage Loan Trust, 2006-AR11 1A1	2.720%	6/25/36	649,753	485,131	(a)(c)
Indymac Index Mortgage Loan Trust, 2006-AR25 4A3	2.712%	9/25/36	2,671,346	1,568,865	(a)(c)
Indymac Index Mortgage Loan Trust, 2007-AR05 2A1	2.723%	5/25/37	3,026,740	2,232,351	(a)(c)
Indymac Index Mortgage Loan Trust, 2007-AR07 1A1	2.815%	11/25/37	44,534	42,532	(a)(c)
Indymac Index Mortgage Loan Trust, 2007-AR07 2A1	2.163%	6/25/37	355,561	261,366	(a)(c)
Indymac Index Mortgage Loan Trust, 2007-AR15 2A1	4.459%	8/25/37	375,218	318,774	(a)(c)
Indymac Residential Asset-Backed Trust, 2006-H4 A1	0.294%	3/25/37	2,187,414	1,746,772	(a)(c)
Irwin Home Equity, 2005-C 1M4	6.750%	4/25/30	608,152	62,707
Jefferies & Co., 2009-R2 5A	2.218%	1/26/36	1,624,568	1,581,496	(a)(b)(c)
Jefferies & Co., 2009-R3 2A2	2.746%	11/26/34	4,040,045	3,014,884	(a)(b)(c)(e)
Jefferies & Co., 2009-R6 6A2	2.629%	10/26/35	2,981,788	2,578,614	(a)(b)(c)
JPMorgan Alternative Loan Trust, 2006-A4 A7	3.755%	9/25/36	1,075,078	637,771	(a)(c)
JPMorgan Alternative Loan Trust, 2006-S1 3A4	6.180%	3/25/36	1,399,707	905,473	(a)(c)
JPMorgan Alternative Loan Trust, 2007-A1 3A1	2.583%	3/25/37	906,135	701,700	(a)
JPMorgan Mortgage Acquisition Corp., 2007-CH3 M3	0.524%	3/25/37	2,540,000	223,241	(a)
JPMorgan Mortgage Trust, 2005-A6 3A3	0.000%	9/25/35	1,100,000	1,027,557	(a)(c)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	1,660,069	1,488,302	(c)
JPMorgan Mortgage Trust, 2007-S2 3A2	6.000%	6/25/37	218,348	207,282	(c)
JPMorgan Mortgage Trust, 2007-S2 3A3	6.500%	6/25/37	72,205	69,781	(c)
Lehman ABS Corp. Home Equity Loan Trust, 2004-2 A	0.594%	6/25/34	257,779	243,793	(a)
Lehman Mortgage Trust, 2006-3 2A1	0.514%	7/25/36	4,496,774	1,727,323	(a)
Lehman Mortgage Trust, 2006-3 2A2, IO	6.986%	7/25/36	5,077,538	1,351,465	(a)
Lehman Mortgage Trust, 2006-7 1A3, IO	5.196%	11/25/36	12,248,133	2,274,638	(a)
Lehman Mortgage Trust, 2007-1 2A3, IO	6.476%	2/25/37	13,920,318	3,689,100	(a)
Lehman XS Trust, 2005-9N 1A1	0.424%	2/25/36	1,739,606	1,565,667	(a)(c)
Lehman XS Trust, 2006-14N 1A1B	0.364%	9/25/46	2,407,495	1,723,574	(a)(c)
Lehman XS Trust, 2006-14N 3A2	0.274%	8/25/36	3,774,458	2,777,209	(a)(c)
Lehman XS Trust, 2006-19 A4	0.324%	12/25/36	1,443,509	987,675	(a)(c)
Lehman XS Trust, 2007-4N 1A2A	0.314%	3/25/47	4,623,853	3,430,876	(a)(c)
Lehman XS Trust, 2007-8H A1	0.284%	6/25/37	133,923	113,117	(a)(c)
MASTR Adjustable Rate Mortgages Trust, 2004-12 5A1	2.805%	10/25/34	251,419	237,649	(a)(c)
MASTR Adjustable Rate Mortgages Trust, 2004-15 1A1	3.180%	12/25/34	106,214	106,414	(a)(c)
MASTR Adjustable Rate Mortgages Trust, 2006-0A1 1A1	0.364%	4/25/46	438,765	332,203	(a)(c)
MASTR Adjustable Rate Mortgages Trust, 2006-2 4A1	2.626%	2/25/36	142,252	139,050	(a)(c)
MASTR Asset-Backed Securities Trust, 2005-AB1 A5A	5.712%	11/25/35	3,360,000	2,161,626
MASTR Asset-Backed Securities Trust, 2006-HE4 A3	0.304%	11/25/36	3,968,434	1,751,284	(a)
MASTR Reperforming Loan Trust, 2005-1 1A2	6.500%	8/25/34	1,067,011	1,104,443	(b)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	281,770	292,011	(b)
MASTR Reperforming Loan Trust, 2005-1 1A4	7.500%	8/25/34	117,710	122,198	(b)
MASTR Reperforming Loan Trust, 2005-2 1A3	7.500%	5/25/35	18,074	16,426	(b)
MASTR Reperforming Loan Trust, 2006-2 1A1	4.837%	5/25/36	2,099,249	2,011,135	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Residential Mortgage-Backed Securities - 130.0% (continued)
Merrill Lynch Alternative Note Asset Trust, 2007-OAR1 A1	0.324%	2/25/37	$3,056,575	$2,806,162	(a)(c)
Merrill Lynch Mortgage Investors Trust, 2005-1 2A2	2.127%	4/25/35	172,820	168,088	(a)(c)
Merrill Lynch Mortgage Investors Trust, 2005-A2 A3	2.479%	2/25/35	319,428	299,910	(a)(c)
Merrill Lynch Mortgage Investors Trust, 2005-A2 A5	2.479%	2/25/35	608,262	606,156	(a)(c)
Merrill Lynch Mortgage Investors Trust, 2006-A1 2A1	2.774%	3/25/36	110,699	77,395	(a)(c)
Morgan Stanley Capital Inc., 2003-NC10 M2	2.854%	10/25/33	770,122	675,190	(a)
Morgan Stanley Mortgage Loan Trust, 2004-6AR 2A2	2.782%	8/25/34	632,857	625,887	(a)(c)
Morgan Stanley Mortgage Loan Trust, 2005-5AR 4A1	5.191%	9/25/35	4,490,503	3,561,041	(a)(c)
Morgan Stanley Mortgage Loan Trust, 2006-1AR 1AX, IO	3.622%	2/25/36	14,168,992	1,446,626	(a)
Morgan Stanley Mortgage Loan Trust, 2006-3AR 1A3	0.414%	3/25/36	2,152,886	1,637,853	(a)(c)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2	0.224%	6/25/36	363,852	171,305	(a)
Morgan Stanley Mortgage Loan Trust, 2007-05AX 2A3	0.384%	2/25/37	1,698,616	986,400	(a)(c)
Morgan Stanley Mortgage Loan Trust, 2007-15AR 4A1	4.488%	11/25/37	1,855,921	1,392,620	(a)(c)
New Century Home Equity Loan Trust, 2004-3 M3	1.219%	11/25/34	1,630,111	1,406,176	(a)
New York Mortgage Trust, 2005-3 M1	0.604%	2/25/36	1,629,645	1,419,837	(a)(c)
Nomura Asset Acceptance Corp., 2004-R3 B2	6.766%	2/25/35	1,060,133	11	(b)
Nomura Resecuritization Trust, 2010-4RA 1A2	2.470%	8/26/34	2,900,000	2,080,402	(a)(b)(c)
Opteum Mortgage Acceptance Corp., 2005-1 M3	0.724%	2/25/35	1,690,000	1,569,427	(a)(c)
Popular ABS Mortgage Pass-Through Trust, 2004-4 M2	4.900%	9/25/34	1,695,630	1,548,721
Popular ABS Mortgage Pass-Through Trust, 2005-5 MV1	0.594%	11/25/35	2,565,410	2,324,703	(a)
Popular ABS Mortgage Pass-Through Trust, 2006-D A3	0.414%	11/25/46	2,450,000	1,980,068	(a)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	1,339,154	1,341,657	(b)(c)
Provident Bank Home Equity Loan Trust, 2000-2 A1	0.694%	8/25/31	1,808,014	1,526,602	(a)
RAAC Series, 2006-RP3 A	0.424%	5/25/36	867,371	765,331	(a)(b)
RAAC Series, 2007-RP2 A	0.504%	2/25/46	1,340,821	1,183,504	(a)(b)
RAAC Series, 2007-RP3 A	0.534%	10/25/46	2,369,933	2,035,682	(a)(b)
Renaissance Home Equity Loan Trust, 2002-3 A	0.914%	12/25/32	2,542,120	2,211,359	(a)
Renaissance Home Equity Loan Trust, 2004-3 M1	5.157%	11/25/34	1,177,016	1,062,722
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	640,000	483,336
Renaissance Home Equity Loan Trust, 2006-2 AV3	0.394%	8/25/36	1,600,000	890,547	(a)
Renaissance Home Equity Loan Trust, 2007-1 AF3	5.612%	4/25/37	2,934,468	1,562,217
Renaissance Home Equity Loan Trust, 2007-2 AF1	5.893%	6/25/37	2,669,991	1,519,914
Renaissance Home Equity Loan Trust, 2007-2 AF2	5.675%	6/25/37	460,119	253,592
Renaissance Home Equity Loan Trust, 2007-2 AF5	6.203%	6/25/37	1,979,008	1,183,413
Renaissance Home Equity Loan Trust, 2007-2 AF6	5.879%	6/25/37	3,328,888	1,891,151
Renaissance Home Equity Loan Trust, 2007-3 AF3	7.238%	9/25/37	1,776,750	1,150,450
Residential Accredit Loans Inc., 2005-QA3 CB4	3.267%	3/25/35	3,284,421	2,229,068	(a)(c)
Residential Accredit Loans Inc., 2006-QA01 A11	3.232%	1/25/36	903,758	698,147	(a)(c)
Residential Accredit Loans Inc., 2006-QA01 A31	4.205%	1/25/36	2,494,338	1,980,355	(a)(c)
Residential Accredit Loans Inc., 2006-QA04 A	0.334%	5/25/36	605,008	473,916	(a)(c)
Residential Accredit Loans Inc., 2006-QA10 A2	0.334%	12/25/36	1,141,631	843,625	(a)(c)
Residential Accredit Loans Inc., 2006-QO1 3A1	0.424%	2/25/46	4,343,719	2,957,616	(a)(c)
Residential Accredit Loans Inc., 2006-QO3 A1	0.364%	4/25/46	5,232,856	2,602,851	(a)(c)
Residential Accredit Loans Inc., 2006-QO3 A2	0.414%	4/25/46	1,786,533	900,171	(a)(c)
Residential Accredit Loans Inc., 2006-QO3 A3	0.484%	4/25/46	2,500,718	1,282,518	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Residential Mortgage-Backed Securities - 130.0% (continued)
Residential Accredit Loans Inc., 2006-QS13 1A2, IO	7.006%	9/25/36	$1,297,433	$289,695	(a)
Residential Accredit Loans Inc., 2007-QA2 A1	0.284%	2/25/37	621,652	520,011	(a)(c)
Residential Asset Mortgage Products Inc., 2002-RS4 AII	0.794%	8/25/32	417,247	385,732	(a)
Residential Asset Mortgage Products Inc., 2004-RZ4 M7	2.654%	12/25/34	275,812	231,365	(a)(c)
Residential Asset Mortgage Products Inc., 2004-SL3 A3	7.500%	12/25/31	1,351,722	1,402,594
Residential Asset Mortgage Products Inc., 2004-SL3 A4	8.500%	12/25/31	141,896	135,239
Residential Asset Mortgage Products Inc., 2005-RZ2 M6	1.404%	5/25/35	2,841,673	458,627	(a)
Residential Asset Mortgage Products Inc., 2005-SL2 A5	8.000%	10/25/31	372,171	383,350
Residential Asset Securities Corp., 2003-KS9 A2B	0.794%	11/25/33	1,261,062	1,035,084	(a)
Residential Asset Securitization Trust, 2005-A13 1A3	0.624%	10/25/35	295,729	226,946	(a)(c)
Residential Asset Securitization Trust, 2005-A5 A1	0.454%	5/25/35	77,496	77,527	(a)(c)
Residential Asset Securitization Trust, 2005-A7 A2, IO	7.096%	6/25/35	4,151,121	802,206	(a)
Residential Asset Securitization Trust, 2006-A1 1A6	0.654%	4/25/36	2,888,979	2,005,260	(a)(c)
Residential Asset Securitization Trust, 2006-A1 1A7, IO	5.300%	4/25/36	1,990,851	299,594	(a)
Residential Asset Securitization Trust, 2007-A2 1A1	6.000%	4/25/37	522,686	465,209	(c)
Residential Funding Mortgage Securities I, 2005-SA3 1A	2.858%	8/25/35	4,594,430	3,718,272	(a)(c)
Residential Funding Mortgage Securities I, 2006-SA2 4A1	5.945%	8/25/36	778,218	713,441	(a)(c)
Residential Funding Mortgage Securities II, 2005-HI2 M7	5.810%	5/25/35	674,718	648,501	(c)
Residential Funding Mortgage Securities II Inc., 2004-HS1 AI6	3.640%	3/25/34	176,952	177,257	(a)(c)
Saxon Asset Securities Trust, 2007-3 2A1	0.374%	9/25/47	1,278,325	1,228,092	(a)
Sequoia Mortgage Trust, 2007-1 2A1	2.382%	2/20/47	2,253,312	1,915,185	(a)(c)
Structured ARM Loan Trust, 2004-07 A3	0.889%	6/25/34	245,266	230,073	(a)(c)
Structured ARM Loan Trust, 2004-16 1A2	2.469%	11/25/34	805,094	756,427	(a)(c)
Structured ARM Loan Trust, 2004-18 1A2	2.465%	12/25/34	821,935	789,228	(a)(c)
Structured ARM Loan Trust, 2005-01 1A1	2.525%	2/25/35	1,717,430	1,639,083	(a)(c)
Structured ARM Loan Trust, 2005-04 1A1	2.454%	3/25/35	354,665	299,751	(a)(c)
Structured ARM Loan Trust, 2005-04 3A1	2.491%	3/25/35	129,011	127,197	(a)(c)
Structured ARM Loan Trust, 2005-04 5A	4.454%	3/25/35	385,250	357,246	(a)(c)
Structured ARM Loan Trust, 2005-07 1A3	2.456%	4/25/35	188,745	180,902	(a)(c)
Structured ARM Loan Trust, 2005-12 3A1	2.379%	6/25/35	204,921	186,795	(a)(c)
Structured ARM Loan Trust, 2005-15 1A1	2.497%	7/25/35	460,322	369,856	(a)(c)
Structured ARM Loan Trust, 2005-20 4A2	5.353%	10/25/35	1,864,575	207,646	(a)
Structured ARM Loan Trust, 2005-21 6A3	4.979%	11/25/35	4,300,000	3,583,968	(a)(c)
Structured ARM Loan Trust, 2006-4 4A1	4.887%	5/25/36	589,916	459,926	(a)(c)
Structured ARM Loan Trust, 2006-8 3A5	4.439%	9/25/36	2,299,642	1,820,307	(a)(c)
Structured ARM Loan Trust, 2007-1 2A3	4.653%	2/25/37	1,547,227	1,120,748	(a)(c)
Structured ARM Loan Trust, 2007-5 2A2	4.436%	6/25/37	1,129,100	653,417	(a)(c)
Structured ARM Loan Trust, 2007-7 1A1	0.454%	8/25/37	2,080,920	1,707,368	(a)(c)
Structured Asset Investment Loan Trust, 2004-8 M7	2.929%	9/25/34	144,826	77,095	(a)
Structured Asset Investment Loan Trust, 2004-8 M9	3.904%	9/25/34	318,981	75,386	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Residential Mortgage-Backed Securities - 130.0% (continued)
Structured Asset Mortgage Investments Inc., 2006-AR5 4A1	0.374%	5/25/46	$824,070	$467,440	(a)(c)
Structured Asset Mortgage Investments Inc., 2007-AR4 A3	0.374%	9/25/47	7,300,000	5,721,631	(a)(c)
Structured Asset Securities Corp., 1999-RF1 A	6.283%	10/15/28	953,969	911,417	(a)(b)
Structured Asset Securities Corp., 2004-20 5A1	6.250%	11/25/34	288,189	302,123	(c)
Structured Asset Securities Corp., 2004-NP1 A	0.954%	9/25/33	231,694	218,331	(a)(b)(c)
Structured Asset Securities Corp., 2005-4XS 3M3	5.087%	3/25/35	1,474,038	15
Structured Asset Securities Corp., 2005-5 2A2	5.500%	4/25/35	412,196	410,076	(c)
Structured Asset Securities Corp., 2005-RF1 A	0.504%	3/25/35	112,425	95,122	(a)(b)(c)
Structured Asset Securities Corp., 2005-RF2 A	0.504%	4/25/35	1,035,990	885,707	(a)(b)
Structured Asset Securities Corp., 2006-RF3 1A1, PAC-11	6.000%	10/25/36	1,679,925	1,688,778	(b)
Structured Asset Securities Corp., 2006-RF4 2A2	6.000%	10/25/36	2,837,390	904,008	(b)
Wachovia Mortgage Loan Trust LLC, 2005-B 2A2	2.606%	10/20/35	88,862	84,571	(a)(c)
Wachovia Mortgage Loan Trust LLC, 2006-ALT1 A2	0.334%	1/25/37	838,868	582,298	(a)(c)
WaMu Mortgage Pass-Through Certificates, 2004-AR10 A3	0.738%	7/25/44	130,306	122,512	(a)(c)
WaMu Mortgage Pass-Through Certificates, 2005-09 5A4	34.802%	11/25/35	173,301	248,848	(a)(c)
WaMu Mortgage Pass-Through Certificates, 2005-10 2A3	1.054%	11/25/35	311,494	234,241	(a)(c)
WaMu Mortgage Pass-Through Certificates, 2005-AR05 A5	2.400%	5/25/35	212,462	212,682	(a)(c)
WaMu Mortgage Pass-Through Certificates, 2005-AR05 A6	2.400%	5/25/35	550,000	534,016	(a)(c)
WaMu Mortgage Pass-Through Certificates, 2005-AR13 A1C3	0.644%	10/25/45	555,781	489,664	(a)(c)
WaMu Mortgage Pass-Through Certificates, 2005-AR18 2A1	2.034%	1/25/36	927,367	803,547	(a)
WaMu Mortgage Pass-Through Certificates, 2006-AR10 A1	0.254%	12/25/36	750,202	466,166	(a)(c)
WaMu Mortgage Pass-Through Certificates, 2006-AR15 2A1B	0.899%	11/25/46	1,001,738	348,650	(a)
WaMu Mortgage Pass-Through Certificates, 2006-AR16 2A2	2.034%	12/25/36	509,497	434,721	(a)(c)
WaMu Mortgage Pass-Through Certificates, 2006-AR18 1A1	1.862%	1/25/37	61,825	54,398	(a)(c)
WaMu Mortgage Pass-Through Certificates, 2007-HY3 1A1	2.080%	3/25/37	1,100,902	898,947	(a)(c)
WaMu Mortgage Pass-Through Certificates, 2007-HY3 4A1	2.466%	3/25/37	213,941	201,641	(a)(c)
WaMu Mortgage Pass-Through Certificates, 2007-HY7 1A1	2.459%	7/25/37	226,929	179,298	(a)(c)
WaMu Mortgage Pass-Through Certificates, 2007-HY7 3A1	4.384%	7/25/37	379,250	331,427	(a)(c)
WaMu Mortgage Pass-Through Certificates, 2007-OA2 2A	2.284%	3/25/47	266,767	215,581	(a)(c)
WaMu Mortgage Pass-Through Certificates, 2007-OA3 2A	0.905%	4/25/47	1,437,266	1,134,601	(a)(c)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO	5.306%	3/25/37	8,699,639	1,284,075	(a)(f)
Wells Fargo Mortgage Backed Securities Trust, 2005-AR2 2A2	2.615%	3/25/35	220,587	226,422	(a)(c)
Wells Fargo Mortgage-Backed Securities Trust, 2006-AR8 3A2	2.616%	4/25/36	71,523	69,058	(a)(c)

Total Residential Mortgage-Backed Securities (Cost - $301,094,909)				334,427,361

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Asset-Backed Securities - 7.7%
BCMSC Trust, 1998-B A	6.530%	10/15/28	$1,119,363	$1,174,692	(a)
BCMSC Trust, 1999-A A3	5.980%	1/15/18	642,298	647,718	(a)
BCMSC Trust, 1999-A A4	6.475%	11/15/25	3,439,387	3,534,058	(a)
Credit-Based Asset Servicing and Securitization LLC, 2006-MH1 M1	5.704%	10/25/36	500,000	489,381	(b)
Firstfed Corp. Manufactured Housing Contract, 1997-2 B	8.110%	5/15/24	530,000	604,790	(b)
Greenpoint Manufactured Housing, 1999-3 1A7	7.270%	6/15/29	1,393,076	1,405,955	(c)
Greenpoint Manufactured Housing, 1999-3 2A2	3.542%	6/19/29	800,000	681,475	(a)(c)
Greenpoint Manufactured Housing, 1999-4 A2	3.655%	2/20/30	1,100,000	926,565	(a)(c)
Greenpoint Manufactured Housing, 2000-4 A3	2.156%	8/21/31	25,000	23,565	(a)(c)(e)
Greenpoint Manufactured Housing, 2001-2 IA2	3.656%	2/20/32	875,000	802,956	(a)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.654%	3/13/32	1,125,000	1,014,763	(a)
Oakwood Mortgage Investors Inc., 2001-E A2	5.050%	12/15/31	3,563,921	3,024,864
Origen Manufactured Housing, 2006-A A2	2.635%	10/15/37	2,751,429	2,391,651	(a)(c)
Origen Manufactured Housing, 2007-A A2	2.450%	4/15/37	2,881,181	2,455,073	(a)(c)
Vanderbilt Mortgage Finance, 2001-A B2	9.140%	4/7/31	269,140	273,124	(a)(c)
Vanderbilt Mortgage Finance, 2001-B B2	8.170%	9/7/31	299,718	295,050	(a)

Total Asset-Backed Securities (Cost - $18,315,664)				19,745,680

Commercial Mortgage-Backed Securities - 2.1%
Credit Suisse Commercial Mortgage Trust, 2007-C2 AJ	5.549%	1/15/49	1,160,000	1,122,633	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.196%	4/25/20	1,895,725	101,279	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K008 X1, IO	1.663%	6/25/20	843,477	65,535	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K009 X1, IO	1.487%	8/25/20	495,751	34,976	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K034 X3, IO	1.726%	9/25/41	10,200,000	1,271,262	(a)(c)
GS Mortgage Securities Corp., 2010-C1 X, IO	1.539%	8/10/43	15,332,600	1,065,439	(a)(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2013-C16 XC, IO	1.265%	12/15/46	20,750,000	1,691,862	(a)(b)

Total Commercial Mortgage-Backed Securities (Cost - $4,972,138)				5,352,986

CORPORATE BONDS & NOTES - 8.9%
CONSUMER DISCRETIONARY - 1.3%
Household Durables - 1.3%
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	3,000,000	3,352,500	(d)

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
CVS Corp., Pass-Through Trust	9.350%	1/10/23	480,000	565,328	(b)(c)

INDUSTRIALS - 1.5%
Airlines - 0.9%
Air 2 US, Notes	8.027%	10/1/19	157,743	166,419	(b)(c)
American Airlines, Pass-Through Trust, Secured Notes	5.625%	1/15/21	1,174,560	1,200,987	(b)(c)
United Airlines Inc., Pass-Through Certificates, Notes	5.500%	10/29/20	1,000,000	1,052,500	(c)

Total Airlines				2,419,906

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Trading Companies & Distributors - 0.6%
Noble Group Ltd., Senior Notes	6.750%	1/29/20	$1,400,000	$1,526,000	(b)(c)

TOTAL INDUSTRIALS				3,945,906

MATERIALS - 4.8%
Construction Materials - 1.2%
Cemex Finance LLC, Senior Secured Notes	9.375%	10/12/22	2,560,000	3,017,600	(b)(d)

Metals & Mining - 3.6%
Evraz Group SA, Notes	6.750%	4/27/18	2,800,000	2,618,000	(b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	3,000,000	2,583,468	(d)
Vale Overseas Ltd., Notes	8.250%	1/17/34	2,100,000	2,551,578	(d)
Vedanta Resources PLC, Senior Bonds	8.250%	6/7/21	1,350,000	1,436,906	(b)(d)

Total Metals & Mining				9,189,952

TOTAL MATERIALS				12,207,552

TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	2,650,000	2,842,125	(b)(d)

TOTAL CORPORATE BONDS & NOTES (Cost - $23,413,108)				22,913,411

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $347,795,819)				382,439,438

SHORT-TERM INVESTMENTS - 2.7%
Repurchase Agreements - 2.7%
State Street Bank & Trust Co. repurchase agreement dated 3/31/14; Proceeds at maturity - $6,911,000; (Fully collateralized by U.S. government agency obligations, 2.000% due 1/30/23; Market value - $7,052,643) (Cost - $6,911,000)	0.000%	4/1/14	6,911,000	6,911,000

TOTAL INVESTMENTS - 151.4% (Cost - $354,706,819#)				389,350,438
Liabilities in Excess of Other Assets - (51.4)%				(132,139,480)

TOTAL NET ASSETS - 100.0%				$257,210,958

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(d)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(f)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
IO	— Interest Only
PAC	— Planned Amortization Class

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on December 11, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in a diverse portfolio of mortgage-backed securities (“MBS”), consisting primarily of non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”). The Fund intends to liquidate and distribute substantially all of the Fund’s net assets to shareholders on or about March 1, 2022.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Residential mortgage-backed securities	—	$333,863,152	$564,209	$334,427,361
Asset-backed securities	—	19,745,680	—	19,745,680
Commercial mortgage-backed securities	—	5,352,986	—	5,352,986
Corporate bonds & notes	—	22,913,411	—	22,913,411

Total long-term investments	—	$381,875,229	$564,209	$382,439,438

Short-term investments†	—	6,911,000	—	6,911,000

Total investments	—	$388,786,229	$564,209	$389,350,438

Other financial instruments:
Futures contracts	$4,786	—	—	$4,786
OTC credit default swaps on credit indices - buy protection‡	—	$244,828	—	244,828

Total other financial instruments	$4,786	$244,828	—	$249,614

Total	$4,786	$389,031,057	$564,209	$389,600,052

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse repurchase agreements. The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a fund sells a security subject to an obligation to repurchase the security from the buyer at an agreed-upon time and price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Fund will maintain cash, U.S. government securities or other liquid debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements or will take other actions permitted by law to cover its obligations.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Notes to Schedule of Investments (unaudited) (continued)

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Leverage. The Fund may seek to enhance the level of its current distributions to holders of common stock through the use of leverage. The Fund may use leverage directly at the Fund level through borrowings, including loans from certain financial institutions or through a qualified government sponsored program, the use of reverse repurchase agreements and/or the issuance of debt securities (collectively, “Borrowings”), and possibly through the issuance of preferred stock (“Preferred Stock”), in an aggregate amount of up to approximately 33 1/3% of the Fund’s Total Assets immediately after such Borrowings and/or issuances of Preferred Stock. “Total Assets” means net assets of the Fund plus the amount of any Borrowings and assets attributable to Preferred Stock that may be outstanding. Currently, the Fund has no intention to issue notes or debt securities or Preferred Stock. In addition, the Fund may enter into additional reverse repurchase agreements and/or use similar investment management techniques that may provide leverage, but which are not subject to the foregoing 33 1/3% limitation so long as the Fund has covered its commitment with respect to such techniques by segregating liquid assets, entering into offsetting transactions or owning positions covering related obligations.

(f) Mortgage-backed securities. Mortgage-Backed Securities (“MBS”) include CMBS and RMBS. These securities depend on payments (except for rights or other assets designed to assure the servicing or timely distribution of proceeds to holders of such securities) primarily from the cash flow from secured commercial or residential mortgage loans made to borrowers. Such loans are secured (on a first priority basis or second priority basis, subject to permitted liens, easements and other encumbrances) by commercial or residential real estate, the proceeds of which are used to purchase and or to construct commercial or residential real estate. The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although certain mortgage-related securities are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(g) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(i) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Fund’s return. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market (“OTC Swaps”) or may be executed on a registered exchange (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin. Gains or

Notes to Schedule of Investments (unaudited) (continued)

losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of March 31, 2014, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the period ended March 31, 2014, see Note 3.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(j) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(k) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to

Notes to Schedule of Investments (unaudited) (continued)

each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Securities pledged as collateral, if any, to cover the obligations of the Fund under derivative contracts, are noted in the Schedule of Investments.

As of March 31, 2014, the Fund did not have any open derivative transactions with credit related contingent features in a net liability position.

(l) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$39,834,688
Gross unrealized depreciation	(5,191,069)

Net unrealized appreciation	$34,643,619

Transactions in reverse repurchase agreements for the Fund during the period ended March 31, 2014 were as follows:

Average Daily Balance*	Weighted Average Interest Rate*	Maximum Amount Outstanding
$14,354,494	1.05%	$15,394,065

*	Averages based on the number of days that Fund had reverse repurchase agreements outstanding.

Interest rates on reverse repurchase agreements ranged from 0.65% to 1.75% during the period ended March 31, 2014. Interest expense incurred on reverse repurchase agreements totaled $37,538.

At March 31, 2014, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date		Face Amount
Barclays Capital Inc.	0.85%	3/18/2014	4/17/2014		$2,736,000
Barclays Capital Inc.	0.93%	3/19/2014	6/19/2014		1,596,485
Credit Suisse	0.65%	6/26/2013	TBD	*	2,095,380
Credit Suisse	0.75%	6/26/2013	TBD	*	1,990,450
Credit Suisse	0.65%	10/25/2013	TBD	*	1,771,875
Deutsche Bank	0.75%	3/10/2014	TBD	*	3,523,360

					$13,713,550

*	TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements.

On March 31, 2014, the total market value of underlying collateral (refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements was $17,132,362.

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury 5-Year Notes	8	6/14	$956,411	$951,625	$4,786

At March 31, 2014, the Fund held the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Barclays Capital Inc. (Markit CMBX.2.2006-2 AAA Index)	$19,231,646	3/15/49	0.070% monthly	$167,476	$476,284	$(308,808)
Barclays Capital Inc. (Markit CMBX.1.2006-1 AAA)	19,109,146	10/12/52	0.100% monthly	77,352	273,803	(196,451)

Total	$38,340,792			$244,828	$750,087	$(505,259)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2014.

	Futures Contracts
Primary Underlying Risk	Unrealized Appreciation	OTC Swap Contracts, at value	Total
Interest Rate Risk	$4,786	—	$4,786
Credit Risk	—	$244,828	244,828

Total	$4,786	$244,828	$249,614

During the period ended March 31, 2014, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$957,500

Average Notional Balance
Credit default swap contracts (to buy protection)	$38,602,539

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Mortgage Defined Opportunity Fund Inc.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 23, 2014

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 23, 2014